Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.91%	(0.22%)	(0.38%)
Effect of additional deduction of research and development expense	(64.43%)	15.18%	21.50%
Effect of income tax exemptions and reliefs	(56.77%)	(13.14%)	0.02%
Recovery from deferred income tax assets	(97.39%)	0.00%	0.00%
Effect of valuation allowance on deferred income tax assets	171.26%	(26.35%)	(46.16%)
Income tax difference under different tax jurisdictions	21.42%	(0.47%)	0.00%
Total	0.00%	0.00%	(0.02%)